Related Party Transactions (Details) - Schedule of Related Party Accounts Payable and Other Current Liabilities $ in Thousands	Sep. 30, 2024 USD ($)
Related Party [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	$ 6,357
Paragon reimbursable Option Agreements’ fees [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	6,140
Paragon reimbursable other research expenses [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	146
Paragon reimbursable patent expenses [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	$ 71